CASH FLOW STATEMENTS (unaudited) (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Statement Of Cash Flows [Abstract]
Net loss	$ (2,836,865)	$ (1,296,917)	$ (2,652,189)	$ (1,268,898)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	367,975	346,871	695,817	250,670
Debt Discount			175,345	33,842
Amortization of debt discount	161,108	63,367
Stock-based compensation	238,346	307,835	479,234	281,871
Gain on acquisition of Canadian Communications, LLC				556,927
Forgiveness of debt			(144,810)
Provision for uncollectable accounts	144,189	105,770	43,813	30,972
Reserve for inventory obsolescence	15,000
Loss on cancellation of contracts	60,211
Change in operating assets and liabilities:
Accounts receivable	(551,366)	(57,600)	(80,470)	(147,564)
Prepaid and other current assets	(148,632)	15,810	(56,799)	(33,238)
Inventory	(674,748)	184,980	(351,571)	(250,363)
Accounts payable and other liabilities	1,116,756	75,243	260,709	44,367
Accrued interest			12,490	6,490
Unearned income	(126,542)	(104,328)	172,658	70,604
Deferred revenue	468,546	177,360	475,042	(76,276)
Total adjustments	1,070,843	1,115,308	1,681,458	(345,552)
Net cash used in operating activities:	(1,766,022)	(181,539)	(970,731)	(1,614,450)
Cash flows from investing activities:
Lease financing provided to customers		(546,768)	(2,046,356)	(1,763,799)
Payments received on leases receivable	475,614	324,250	722,982	186,586
Net cash paid on acquisition of Canadian Communications, LLC				461,639
Purchase of property and equipment	(160,336)	(101,691)	(174,677)	(366,369)
Net cash provided by (used in) investing activities:	315,278	(324,209)	(1,498,051)	(2,405,221)
Cash flows from financing activities:
Proceeds from the sale of common stock and exercise of warrants			125,000	2,473,000
Proceeds from sale of common stock, net	2,993,311	125,000
Proceeds from the line of credit	1,000,000	710,000	2,480,000	1,232,000
Payments on capital lease	(7,082)	(5,084)	(10,361)	(9,615)
Payments on notes payable	(30,417)	(37,918)	(66,582)	(17,426)
Net cash provided by financing activities	3,955,812	791,998	2,528,057	3,677,959
Effect of exchange rate on cash	(4,331)	24,646	(12,415)
Net increase in cash and equivalents	2,500,737	310,896	46,860	(341,712)
Cash and cash equivalents at the beginning of year	361,228	314,368	314,368	656,080
Cash and cash equivalents at the end of year	2,861,965	625,264	361,228	314,368
Supplemental Cash Flow Information:
Cash paid for interest	132,297	73,789	152,237	56,192
Cash paid for income taxes
Non-cash investing and financing activities:
Transfer of asset		19,041
Assets acquired under capital lease	34,617
Warrants issued in connection with line of credit	350,167
Common stock issued in the acquisition of Canadian Communications, LLC				1,215,000
Debt discount on line of credit advances			$ 826,060